Inventories (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Inventories
Inventories	¥ 6,940,885		¥ 7,163,294
Inventory valuation allowance	(68,906)		(358,601)
Inventories, net	6,871,979	$ 967,898	6,804,693
Vehicles
Inventories
Inventories	3,914,310		3,786,673
Other finished products
Inventories
Inventories	504,870		232,337
Raw materials and work in process
Inventories
Inventories	¥ 2,521,705		¥ 3,144,284